Property and Equipment (Details) - Schedule of property and equipment - Property, Plant and Equipment [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Buildings and improvements	$ 241,225	$ 42,601
Equipment and machinery	69,011	173,792
Trucks and other vehicles	365,552	213,850
Total	675,788	430,243
Less: Accumulated depreciation	(113,553)	(31,740)
Property and equipment, net	$ 562,235	$ 398,503